Application of new and revised international financial reporting standards	12 Months Ended
Dec. 31, 2024
Disclosure of expected impact of initial application of new standards or interpretations [abstract]
Disclosure of changes in accounting policies, accounting estimates and errors [text block]
3.
Application of new and revised International Financial Reporting Standards
3.1.
Application of new standards and amendments to existing standards

The accounting policies adopted in the preparation of the consolidated financial statements are consistent with those followed in the preparation of the Group’s annual consolidated financial statements for the year ended December 31, 2023, except for the adoption of new standards and interpretations effective as of January 1, 2024. The Group has not early adopted any standard, interpretation or amendment that has been issued but is not yet effective.

New amendments to existing standards applied for the first time:

Standards/Amendments	Effective date
Amendment to IAS 1 — Presentation of Financial Statements (Classification of Liabilities as Current or Non-current and Non-current liabilities with covenants)	January 1, 2024
Amendments to IAS 7 and IFRS 7 — Supplier Finance Arrangements	January 1, 2024
Amendment to IFRS 16 — Lease Liability in a Sale and Leaseback	January 1, 2024

On October 31, 2022 the IASB published the amendments ‘Non-current liabilities with covenants’ to IAS 1, ‘Presentation of financial statements’. The new amendments aim to improve the information an entity provides when its right to defer settlement of a liability is subject to compliance with covenants within twelve months after the reporting period.

In May 2023, the IASB issued amendments to IAS 7 Statement of Cash Flows and IFRS 7 Financial Instruments. With the amendments, the IASB has introduced new disclosure requirements in IFRS Standards to enhance the transparency and, thus, the usefulness of the information provided by entities about supplier finance arrangements.

On 22 September 2022, the IASB issued the amendment ‘Lease Liability in a Sale and Leaseback’ to IFRS 16 Leases. The amendment specifies the requirements that a seller-lessee uses in measuring the lease liability arising in a sale and leaseback transaction, to ensure the seller-lessee does not recognise any amount of the gain or loss that relates to the right of use it retains.

The amendments on standards and interpretations had no effect on the consolidated financial statements of the Group.

In July 2024, the IASB published an IFRIC agenda decision clarifying certain requirements for segment disclosures in accordance with IFRS 8. Since the Company is operating as one segment, we do not have any impacts of the agenda decision.

3.2.
Assessment of potential impact of future standards and amendments to existing standards

The following standards and amendments to existing standards have been issued by the IASB, but were not yet mandatory for the year ended December 31, 2024:

Standards/Amendments	Effective date	Potential effects expected on Immatics financial statements
Amendments to IAS 21 — Lack of Exchangeability	January 1, 2025	No
Amendments to IFRS 9, Financial Instruments and IFRS 7, Financial Instruments: Disclosures	January 1, 2026	No
Amendments to IFRS 9 and IFRS 7 - Nature-dependent power supply contracts	January 1, 2026	No
Annual Improvements to IFRS Accounting Standards – Volume 11	January 1, 2026	No
IFRS 18 replaces IAS 1 - Presentation and Disclosure in Financial Statements	January 1, 2027	Yes
IFRS 19 Subsidiaries without Public Accountability: Disclosures	January 1, 2027	No

In April 2024, IFRS 18, “Presentation and Disclosure in Financial Statements” was issued to achieve comparability of the financial performance of similar entities. The standard, which replaces IAS 1 “Presentation of Financial Statements”, impacts the presentation of primary financial statements and notes, including the statement of earnings where companies will be required to present separate categories of income and expense for operating, investing, and financing activities with prescribed subtotals for each new category. The standard will also require management-defined performance measures to be explained and included in a separate note within the consolidated financial statements.

The standard is effective for annual reporting periods beginning on or after January 1, 2027, including interim financial statements, and requires retrospective application. The Company is currently assessing the impact of the new standard and expects an impact on the presentation of the Consolidated Statement of Profit and Loss.